LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information of Leases

		December 31,
Leases	Balance Sheet Classification	2020	2019

		(In thousands)
Assets:
Right-of-use assets	Other non-current assets	$171,741	$138,608

Liabilities:
Current lease liabilities	Accrued expenses and other current liabilities	$27,785	$23,188
Long-term lease liabilities	Other long-term liabilities	206,389	168,321
Total lease liabilities		$234,174	$191,509

Schedule of Lease Cost and Other Information

		December 31,
Lease Expense	Income Statement Classification	2020	2019

		(In thousands)
Fixed lease expense	Cost of revenue	$2,214	$547
Fixed lease expense	Selling and marketing expense	12,779	10,613
Fixed lease expense	General and administrative expense	21,433	17,751
Fixed lease expense	Product development expense	3,456	1,502
Total fixed lease expense(a)		39,882	30,413
Variable lease expense	Cost of revenue	—	83
Variable lease expense	Selling and marketing expense	2,314	1,573
Variable lease expense	General and administrative expense	7,452	5,729
Variable lease expense	Product development expense	939	391
Total variable lease expense		10,705	7,776
Net lease expense		$50,587	$38,189

Schedule of Maturities of Operating Lease Liabilities

Maturities of lease liabilities as of December 31, 2020(b):

Years Ended December 31,	In thousands
2021	$38,664
2022	38,473
2023	36,648
2024	35,106
2025	26,841
Thereafter	227,409
Total	403,141
Less: Interest	168,967
Present value of lease liabilities	$234,174
(b)	Lease payments exclude $0.1 million of legally binding minimum lease payments for leases signed but not yet commenced.

Schedule of Weighted-Average Lease Term and Discount Rate of Leases

	December 31,
	2020	2019
Remaining lease term	15.4 years	17.4 years
Discount rate	5.66%	6.12%

	December 31,
	2020	2019

	(In thousands)
Other Information:
Right-of-use assets obtained in exchange for lease liabilities	$81,636	$61,657
Cash paid for amounts included in the measurement of lease liabilities	$44,978	$35,321